Share Capital	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Share Capital

10.      SHARE CAPITAL

a)      Authorized

Unlimited number of common shares.

6,350.9 special preferred, redeemable, retractable, non-voting shares.

An unlimited number of preferred shares, issuable in series.

b)      Issued and Outstanding

The issued and outstanding common shares of WiLAN, along with equity instruments convertible into common shares, are as follows:

	As at December 31,	As at December 31,
	2014	2013
Common shares	120,247,647	119,909,016
Securities convertible into common shares
Stock options	9,465,372	10,340,968
Deferred stock units (DSUs)	244,526	89,198
	129,957,545	130,339,182

As at December 31, 2014, no preferred shares or special preferred shares were issued or outstanding.

c)      Common Shares

	Number	Amount
December 31, 2012	121,540,562	$431,067

Issued on exercise of stock options	205,254	478
Transfer from additional paid-in capital on exercise of options	-	243
Issued on sale of shares under Employee Share Purchase Plan	66,400	196
Repurchased under normal course issuer bid	(1,903,200)	(6,746)
December 31, 2013	119,909,016	$425,238

Issued on exercise of stock options	423,031	759
Transfer from additional paid-in capital on exercise of options	-	401
Issued on sale of shares under Employee Share Purchase Plan	65,600	171
Repurchased under normal course issuer bid	(150,000)	(532)
December 31, 2014	120,247,647	$426,037

The Company paid quarterly cash dividends as follows:

	2014		2013
	Per Share	Total	Per Share	Total
1st Quarter	$0.040	$4,510	$0.035	$4,234
2nd Quarter	0.040	4,339	0.040	4,867
3rd Quarter	0.040	4,510	0.040	4,848
4th Quarter	0.050	5,366	0.040	4,421
	$0.170	$18,725	$0.155	$18,370

The Company declared quarterly dividends as follows:

	2014	2013
1st Quarter	$0.040	$0.040
2nd Quarter	0.040	0.040
3rd Quarter	0.050	0.040
4th Quarter	0.050	0.040

On March 7, 2013, the Company received regulatory approval to make a normal course issuer bid (the “2013 NCIB”) through the facilities of the TSX. Under the 2013 NCIB, the Company is permitted to purchase up to 11,846,843 common shares. The 2013 NCIB commenced on March 11, 2013 and was completed on March 10, 2014. The Company repurchased 1,903,200 common shares under the 2013 NCIB for a total of $7,134.

On May 27, 2014, the Company received regulatory approval to make a normal course issuer bid (the “2014 NCIB”) through the facilities of the Toronto Stock Exchange. Under the 2014 NCIB, the Company is permitted to purchase up to 11,676,510 common shares. The 2014 NCIB commenced on May 29, 2014 and is expected to be completed on May 28, 2015. The Company repurchased 150,000 common shares under the 2014 NCIB during the twelve months ended December 31, 2014 for a total of $532.

The Company records share repurchases as a reduction to shareholders’ equity. A portion of the purchase price of the repurchased shares is recorded as a decrease to additional paid-in capital when the price of the shares repurchased exceeds the average original price per share received from the issuance of Common Stock or an increase to additional paid-in capital when the prices of the shares repurchased is less than the average original price per share received from the issuance of Common Stock. During the year ended December 31, 2014, the cumulative price of the shares repurchased was less than the proceeds received from the issuance of the same number of shares. For the year ended December 31, 2014, $60 was recorded as an increase to additional paid-in capital). During the year ended December 31, 2013, the cumulative price of the shares repurchased exceeded the proceeds received from the issuance of the same number of shares. For the year ended December 31, 2014, $388 was recorded as a decrease to additional paid-in capital.

d)      Stock Options

WiLAN has an Option Plan, a DSU plan, an Employee Stock Purchase Plan, and a RSU plan for its directors, employees and consultants. The current RSU plan calls for settlement only in cash. The Option Plan, the DSU plan and the Employee Stock Purchase Plan are considered “security based compensation arrangements” for the purposes of the TSX. The Company is authorized to issue up to an aggregate of 10% of its outstanding common shares under these “security based compensation arrangements”, with the common shares authorized for issuance under the DSU plan limited to 430,000 and under the Employee Purchase Plan limited to 500,000. The options vest at various times ranging from immediate vesting on grant to vesting over a three to four year period. Options generally have a six-year life.

Option activity for the years ended December 31, 2014 and 2013 was as follows:

		Options Outstanding			Exercisable Options
	Number of Options	Price Range		Weighted Average Exercise Price	Number	Weighted Average Exercise Price
December 31, 2012	8,185,949	$1.42	$7.09	$4.83	3,637,490	$4.21

Granted	2,872,800	3.37	4.37	4.09
Exercised	(205,254)	1.88	4.50	2.39
Forfeited	(512,527)	3.33	7.09	5.87
December 31, 2013	10,340,968	$1.88	$7.09	$4.62	5,314,786	$4.61

Granted	555,000	3.25	4.23	$3.57
Exercised	(423,031)	1.42	2.53	1.95
Forfeited	(1,007,565)	3.33	7.06	5.02
December 31, 2014	9,465,372	$1.42	$7.06	$4.63	6,760,992	$4.83

The Company uses the Black-Scholes model for estimating the fair value of options granted, with the following weighted average assumptions:

	2014	2013
Risk free interest rate	1.6%	1.3%
Volatility	49%	43%
Expected option life (in years)	4.7	3.6
Dividend yield	4.6%	3.4%
Forfeiture rate	8.9%	4.5%

The weighted average fair value per option granted during the year ended December 31, 2014 was CDN $1.04 (2013 – CDN $1.15).

The intrinsic value of options exercised was CDN $610 for the year ended December 31, 2014 (2013 – CDN $465). Intrinsic value is the total value of exercised options based on the price of the Company’s common shares at the time of the exercise less the proceeds received from the employees to exercise the options.

The intrinsic value of the exercisable options was $544 as at December 31, 2014.

The total fair value of options vested was $3,891 for the year ended December 31, 2014.

As of December 31, 2014, there was $1,425 of total unrecognized stock-based compensation cost, net of expected forfeitures, related to unvested stock-based compensation arrangements granted under the stock option plan. This cost is expected to be recognized over a weighted average period of 1.61 years.

Details of the outstanding options at December 31, 2014 are as follows:

Range of Exercise Prices		Outstanding Options at December 31, 2014	Remaining Term of Options in Years	Weighted Average Exercise Price	Exercisable Options at December 31, 2014	Weighted Average Exercise Price
$-	$3.00	638,868	0.96	$2.53	638,868	$2.53
3.01	4.00	1,378,323	4.78	3.45	349,325	3.44
4.01	7.09	7,448,181	2.93	5.03	5,772,799	5.17
$1.88	$7.09	9,465,372	3.07	$4.63	6,760,992	$4.83

Stock-based compensation expense for the year ended December 31, 2014 was $2,081 (2013 - $4,192). The following provides a summary of the stock-based compensation expense for the years ended December 31, 2014 and 2013:

	2014	2013
Cost of revenue	$840	$1,128
Research and development	61	611
Marketing, general and administration	1,180	2,453
	$2,081	$4,192

During the year ended December 31, 2014, 1,007,565 stock options were forfeited as they related to former employees.

e)      Deferred Stock Units

The Company has a Deferred Stock Unit (“DSU”) plan as a tool to assist in the retention of selected employees and directors and to help conserve the Company’s cash position. Under the DSU plan, DSUs may be awarded and will become due when the conditions of retention have been met and employment terminated or completed. The value of each DSU is determined in reference to the Company’s common share price, and the DSU value is payable in either cash or shares at the Company’s option.

DSUs issued and outstanding as at December 31, 2014 were 244,526 (2013 - 89,198). The liability recorded in respect of the outstanding DSUs was $742 as at December 31, 2014 (2013 - $301). The change in the liability is recorded as compensation expense.

During the year ended December 31, 2014, DSUs were granted to certain directors in lieu of cash for their quarterly fees earned and dividends paid during the year ended December 31, 2013.

f)      Restricted Share Units

The Company implemented a Restricted Share Unit (“RSU”) plan for certain employees and directors in January 2007. Under the RSU plan, units are settled in cash based on the market value of WiLAN’s common shares on the dates when the RSUs vest. The accrued liability and related expense for the RSUs are adjusted to reflect the market value of the common shares at each balance sheet date. The liability recorded in respect of the vested RSUs was $1,376 as at December 31, 2014 (2013 - $579). The change in the liability is recorded as compensation expense.

RSU activity for the years ended December 31, 2014 and 2013 was as follows:

Number of RSUs
December 31, 2012	523,186

Granted	143,365
Settled	(272,989)
Forfeited	(32,248)
December 31, 2013	361,314

Granted	1,251,522
Settled	(115,517)
Forfeited	(203,041)
December 31, 2014	1,294,278

During the year ended December 31, 2014, 203,041 RSUs (2013 – 32,248) were forfeited as they related to former employees.

g)      Per Share Amounts

The weighted average number of common shares outstanding used in the basic and diluted earnings per share (“EPS”) computation was:

	2014	2013
Basic weighted average common shares outstanding	120,103,422	120,856,511
Effect of options	265,161	-
Diluted weighted average common shares outstanding	120,368,583	120,856,511

The effect of options totaling 8,763,349 for fiscal 2014 (fiscal 2013 – 9,215,081), were anti-dilutive.